Goodwill, VOBA and Other Intangible Assets (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Changes in VOBA
Beginning balance	$ 11,555	$ 13,105	$ 14,833
Amortization, net of interest accrued	(1,426)	(1,550)	(1,728)
Ending balance	$ 10,129	$ 11,555	$ 13,105